Other Income and Expenses (Tables)	12 Months Ended
Dec. 31, 2020
Other Income And Expense [Abstract]
Summary of Details of Other Income	Details of other income for the years ended December 31, 2020, 2019 and 2018 are as follows:
	2020		2019			2018
		(In millions of Korean won)
Gain on disposal of property and equipment	~~W~~	—	~~W~~	3	~~W~~	16
Reversal of other bad debt allowances		2		35		—
Miscellaneous gain		656		315		106
Total	~~W~~	658	~~W~~	353	~~W~~	122

Summary of Details of Other Expenses	(2) Details of other expenses for the years ended December 31, 2020, 2019 and 2018 are as follows:
	2020		2019			2018
		(In millions of Korean won)
Loss on retirement and disposal of property and equipment	~~W~~	—	~~W~~	—	~~W~~	5
Impairment loss on intangible assets		115		52		623
Impairment loss on other non-current assets (*)		1,456		434		—
Donation		13		—		—
Miscellaneous loss		180		7		14
Total	~~W~~	1,764	~~W~~	493	~~W~~	642

(*) The Group recognized an impairment loss of Won 1,456 million in 2020 and Won 434 million in 2019 as the recoverable amount was less than the book value of minimum guaranteed royalties for the game in service.